Deferred Purchase Price - Movement in the deferred purchase price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Deferred purchase price.
Opening balance	$ 1,148,013	$ 1,207,682
Change in fair value	(158,154)	1,865,274
Issuance of shares	(295,725)	(1,924,943)
Settlements			$ (5,377,829)
Ending balance	$ 694,134	$ 1,148,013	$ 1,207,682
Remained warrants uncalled and unissued				47,198